Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ 2,317	$ 5,439	$ (4,493)
Net unrealized gains (losses) arising during the period, Tax effect	(570)	(1,337)	1,100
Net unrealized gains (losses) arising during the period, Net of tax	1,747	4,102	(3,393)
Reclassification of net (gains) losses to net income, Before tax	(341)	122	248
Reclassification of net (gains) losses to net income, Tax effect	81	(31)	(61)
Reclassification of net (gains) losses to net income, Net of tax	(260)	91	187
Net change, Before tax	1,976	5,561	(4,245)
Net change, Tax effect	(489)	(1,368)	1,039
Net change, Net of tax	1,487	4,193	(3,206)
Cash Flow Hedges:
Net change, Before tax	198	275	(238)
Net change, Tax effect	(49)	(68)	58
Net change, Net of tax	149	207	(180)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	(510)	(40)	(434)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	126	10	106
Net actuarial and prior service gains (losses) arising during the period, Net of tax	(384)	(30)	(328)
Amortization of net actuarial loss, Before tax	152	141	127
Amortization of net actuarial loss, Tax effect	(37)	(35)	(31)
Amortization of net actuarial loss, Net of tax	115	106	96
Settlements and other, Before tax	114	(8)	126
Settlements and other, Tax effect	(26)	5	(29)
Settlements and other, Net of tax	88	(3)	97
Subtotal reclassifications to noninterest expense, Before tax	266	133	253
Subtotal reclassifications to noninterest expense, Tax effect	(63)	(30)	(60)
Subtotal reclassifications to noninterest expense, Net of tax	203	103	193
Net change, Before tax	(244)	93	(181)
Net change, Tax effect	63	(20)	46
Net change, Net of tax	(181)	73	(135)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	53	73	(156)
Net unrealized gains (losses) arising during the period, Tax effect	(2)	(2)	1
Net unrealized gains (losses) arising during the period, Net of tax	51	71	(155)
Net change, Before tax	53	73	(156)
Net change, Tax effect	(2)	(2)	1
Net change, Net of tax	51	71	(155)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	1,983	6,002	(4,820)
Other comprehensive income (loss), tax effect	(477)	(1,458)	1,144
Other comprehensive income (loss), net of tax	1,506	4,544	(3,676)
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), net of tax	1,505	4,544	(3,674)
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), net of tax	1	0	(2)
Other noninterest income [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	0	(1)	(1)
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	0	(1)	(1)
Debt securities [Member] | Interest income [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	532	263	357
Reclassification of net (gains) losses to net income, Tax effect	(132)	(65)	(88)
Reclassification of net (gains) losses to net income, Net of tax	400	198	269
Debt securities [Member] | Net gains on debt securities [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	(873)	(140)	(108)
Reclassification of net (gains) losses to net income, Tax effect	213	34	27
Reclassification of net (gains) losses to net income, Net of tax	(660)	(106)	(81)
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, before tax	(31)	(3)	(254)
Change in fair value of excluded components on fair value hedges, tax	7	1	63
Change in fair value of excluded components on fair value hedges, net of tax	(24)	(2)	(191)
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	10	(21)	(278)
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	(2)	5	67
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	8	(16)	(211)
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	219	299	294
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(54)	(74)	(72)
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	165	225	222
Cash flow hedging [Member] | Interest income [Member] | Loans [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	215	291	292
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(53)	(72)	(72)
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	162	219	220
Cash flow hedging [Member] | Interest expense on long-term debt [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	4	8	2
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(1)	(2)	0
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	$ 3	$ 6	$ 2